Disclosure of detailed information about other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Foreign exchange forward contracts designated as cash flow hedges	$ 878	$ 43
Current portion of lease inducements	120	113
Current portion of deferred revenue	682	1,244
Current portion of other liabilities	1,680	1,400
Non-current portion of lease inducements	362	483
Non-current portion of deferred revenue	133	55
Other liabilities	$ 495	$ 538